Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

5. Property and Equipment

Property and equipment, stated at lower of cost or estimated fair value, consists of the following as of December 31:

(in thousands)	2012	2011
Land	$1,716	$3,100
Buildings and leasehold improvements (a)	728	2,330
Furniture, fixtures and equipment	726	1,121
Website development	859	542
Vehicles and Machinery	3,671	3,716

	7,700	10,809
Accumulated depreciation and amortization	(3,709)	(3,879)

	$3,991	$6,930

(a)	During 2012, we impaired $2.1 million of our buildings. See Note 4. Goodwill and Other Asset Impairments.